9. LONG-TERM LOAN	12 Months Ended
Dec. 31, 2019
Notes
9. LONG-TERM LOAN	9.LONG-TERM LOAN

In March 2017, the Company entered into a long-term loan to purchase a used vehicle.  The long-term loan is repayable in monthly payments totalling $18,249 (€12,514) as of December 31, 2019, including interest calculated at 5.635%, and maturing on April 5, 2022.

	December 31, 2019		December 31, 2018

Long-term loan	$ 16,902	€ 11,590	$ 25,127	€ 16,094
Less: current portion of long-term loan	6,963	4,774	7,031	4,503
	$ 9,939	€ 6,816	$ 18,096	€ 11,591

Payment schedule of long-term loan
Year 1	$ 7,821	€ 5,363	$ 8,373	€ 5,363
Year 2	7,821	5,363	8,373	5,363
Year 3	2,607	1,788	8,373	5,363
Year 4	-	-	2,792	1,788
	18,249	12,514	27,911	17,877
Less: imputed interest	1,224	839	2,596	1,663
Other fees	123	84	188	120
	$ 16,902	€ 11,591	$ 25,127	€ 16,094